UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07142

NEXPOINT FUNDS II

(Exact name of registrant as specified in charter)

300 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

NexPoint Asset Management, L.P.

300 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1.	Reports to Stockholders.

(a)	A copy of the Semi-Annual Reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is attached herewith.

(b)	Not applicable

NexPoint Funds II

NexPoint Climate Tech Fund

Class A - HSZAX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Class A of the NexPoint Climate Tech Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.nexpoint.com/funds/climate-tech-fund/. You can also request this information by contacting us at 1-877-665-1287.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Climate Tech Fund, Class A	$82	1.73%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$5,274	50	$-	26%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Common Stock
60.0%
Corporate Obligations
7.1%
Preferred Stock
5.6%
Master Limited Partnerships
3.6%
Cash Equivalents
1.7%
Repurchase Agreements
1.3%
Convertible Bonds
0.7%
Rights
0.1%
Warrants
0.0%
Exchange Traded Funds
-3.0%

Value	Value
Exchange Traded Funds	-3.0%
Warrants	0.0%
Rights	0.1%
Convertible Bonds	0.7%
Repurchase Agreements	1.3%
Cash Equivalents	1.7%
Master Limited Partnerships	3.6%
Preferred Stock	5.6%
Corporate Obligations	7.1%
Common Stock	60.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Atlantica Sustainable Infrastructure PLC	7.1%
RWE	7.0%
Clearway Energy, Inc., Cl C	6.9%
NextEra Energy, Inc., 6.93%	5.6%
Teck Resources, Ltd., Cl B	5.2%
Brookfield Renewable Partners L.P.	4.0%
Ecovyst, Inc.	3.9%
MP Materials Corp.	3.7%
Energy Transfer L.P.	3.6%
Darling Ingredients, Inc.	3.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-665-1287

  https://www.nexpoint.com/funds/climate-tech-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-665-1287 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

HSZAX-SAR-2025

NexPoint Funds II

NexPoint Climate Tech Fund

Class C - HSZCX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Class C of the NexPoint Climate Tech Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.nexpoint.com/funds/climate-tech-fund/. You can also request this information by contacting us at 1-877-665-1287.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Climate Tech Fund, Class C	$117	2.47%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$5,274	50	$-	26%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Exchange Traded Funds	-3.0%
Warrants	0.0%
Rights	0.1%
Convertible Bonds	0.7%
Repurchase Agreements	1.3%
Cash Equivalents	1.7%
Master Limited Partnerships	3.6%
Preferred Stock	5.6%
Corporate Obligations	7.1%
Common Stock	60.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Atlantica Sustainable Infrastructure PLC	7.1%
RWE	7.0%
Clearway Energy, Inc., Cl C	6.9%
NextEra Energy, Inc., 6.93%	5.6%
Teck Resources, Ltd., Cl B	5.2%
Brookfield Renewable Partners L.P.	4.0%
Ecovyst, Inc.	3.9%
MP Materials Corp.	3.7%
Energy Transfer L.P.	3.6%
Darling Ingredients, Inc.	3.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-665-1287

  https://www.nexpoint.com/funds/climate-tech-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-665-1287 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

HSZCX-SAR-2025

NexPoint Funds II

NexPoint Climate Tech Fund

Class Y - HSZYX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Class Y of the NexPoint Climate Tech Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.nexpoint.com/funds/climate-tech-fund/. You can also request this information by contacting us at 1-877-665-1287.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Climate Tech Fund, Class Y	$70	1.48%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$5,274	50	$-	26%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Exchange Traded Funds	-3.0%
Warrants	0.0%
Rights	0.1%
Convertible Bonds	0.7%
Repurchase Agreements	1.3%
Cash Equivalents	1.7%
Master Limited Partnerships	3.6%
Preferred Stock	5.6%
Corporate Obligations	7.1%
Common Stock	60.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Atlantica Sustainable Infrastructure PLC	7.1%
RWE	7.0%
Clearway Energy, Inc., Cl C	6.9%
NextEra Energy, Inc., 6.93%	5.6%
Teck Resources, Ltd., Cl B	5.2%
Brookfield Renewable Partners L.P.	4.0%
Ecovyst, Inc.	3.9%
MP Materials Corp.	3.7%
Energy Transfer L.P.	3.6%
Darling Ingredients, Inc.	3.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-665-1287

  https://www.nexpoint.com/funds/climate-tech-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-665-1287 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

HSZYX-SAR-2025

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Financial statements and financial highlights are filed herein.

MARCH 31, 2025

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

NexPoint Funds II

NexPoint Climate Tech Fund

NexPoint Funds II

NexPoint Climate Tech Fund

Financial Statements (unaudited)

March 31, 2025	NexPoint Climate Tech Fund

A GUIDE TO UNDERSTANDING THE FUND’S FINANCIAL STATEMENTS

Investment Portfolio	The Investment Portfolio details the Fund’s holdings and its market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.
Statement of Assets and Liabilities	This statement details the Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of the Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and noninvestment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.
Statement of Operations	This statement reports income earned by the Fund and the expenses incurred by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund’s net increase or decrease in net assets from operations.
Statements of Changes in Net Assets	This statement details how the Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.
Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.
Financial Highlights	The Financial Highlights demonstrate how the Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).
Notes to Financial Statements	These notes disclose the organizational background of the Fund, certain of its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION | 1

Investment Portfolio (Unaudited)

As of March 31, 2025	NexPoint Climate Tech Fund

Shares		Value ($)
Common Stock – 72.2%
CONSUMER DISCRETIONARY – 3.7%
4,500	BorgWarner, Inc. (a)	128,925
7,039	Goodyear Tire & Rubber (a)(b)	65,040

		193,965

CONSUMER STAPLES – 5.4%
5,600	Darling Ingredients, Inc. (a)(b)	174,944
3,500	Vital Farms, Inc. (a)(b)	106,645

		281,589

ENERGY – 7.5%
26,200	Clean Energy Fuels Corp. (a)(b)	40,610
34,563	Green Plains, Inc. (a)(b)	167,631
50,237	John Wood Group PLC (b)	18,182
6,300	New Fortress Energy, Inc., Class A (a)	52,353
15,000	Ur-Energy, Inc. (b)	10,111
20,000	Yellow Cake PLC (b)	108,769

		397,656

INDUSTRIALS – 11.1%
1,120	AECOM (a)	103,858
880	Chart Industries, Inc. (a)(b)	127,037
780	Clean Harbors, Inc. (a)(b)	153,738
1,250	MYR Group, Inc. (a)(b)	141,362
16,200	SGL Carbon (b)	59,356
9,000	Stem, Inc. (b)	3,153

		588,504

INFORMATION TECHNOLOGY – 2.3%
59,859	indie Semiconductor, Inc., Class A (a)(b)(c)	121,813

MATERIALS – 19.7%
3,000	Aspen Aerogels, Inc. (a)(b)	19,170
1,100	Crown Holdings, Inc. (a)	98,186
33,339	Ecovyst, Inc. (a)(b)	206,702
3,200	Freeport-McMoRan, Inc. (a)	121,152
1	International Paper Co.	36
8,082	MP Materials Corp. (a)(b)	197,282
1	Southern Copper Corp	87
7,565	Teck Resources, Ltd., Class B (a)	275,593
5,300	TriMas Corp. (a)	124,179

		1,042,387

UTILITIES – 22.5%
7,000	AES Corp. (a)	86,940
30,000	Altus Power, Inc., Class A (a)(b)	148,500
9,600	Brookfield Renewable Partners L.P. (a)	212,736
12,100	Clearway Energy, Inc., Class C (a)	366,267
10,350	RWE	369,168

		1,183,611

	Total Common Stock (Cost $5,749,169)	3,809,525

Principal Amount ($)
Corporate Obligation – 7.1%
UTILITIES – 7.1%
400,000	Atlantica Sustainable Infrastructure PLC 4.13%, 06/15/2028 (d)	376,405

	Total Corporate Obligation (Cost $394,228)	376,405

Shares		Value ($)
Preferred Stock – 5.6%
UTILITIES – 5.6%
7,200	NextEra Energy, Inc. 6.93%, 09/01/2025 (b)	292,536

	Total Preferred Stock (Cost $355,293)	292,536

Master Limited Partnership – 3.6%
ENERGY – 3.6%
10,072	Energy Transfer L.P. (a)	187,238

	Total Master Limited Partnership (Cost $177,291)	187,238

Principal Amount ($)
Convertible Bond – 0.7%
UTILITIES – 0.7%
350,000	Sunnova Energy International, Inc. 0.25%, 12/01/2026	35,000

	Total Convertible Bond (Cost $248,359)	35,000

Units
Rights – 0.1%
HEALTHCARE – 0.1%
64,770	Paratek Pharmaceuticals, Inc. (e)(f)	5,182

	Total Rights (Cost $–)	5,182

Warrants – 0.0%
ENERGY – 0.0%
15,000	Ur-Energy, Inc., Expires 02/20/2026 (b)	1,650

	Total Warrants (Cost $150)	1,650

Principal Amount ($)
Repurchase Agreement (g)(h) – 1.3%
67,475	BNP Paribas 4.370%, dated 03/31/2025 to be repurchased on 04/01/2025, repurchase price $67,483 (collateralized by U.S. Government obligations, ranging in par value $66 – $55,391, 0.000% – 1.875%, 07/31/2027 – 02/15/2045; with total market value $68,825)	67,475

	Total Repurchase Agreement (Cost $67,475)	67,475

Shares
Cash Equivalents – 1.7%
MONEY MARKET FUND (i) – 1.7%
91,580	Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.210%	91,580

	Total Cash Equivalents (Cost $91,580)	91,580

Total Investments – 92.3% (Cost $7,083,545)		4,866,591

Securities Sold Short – (15.2)%
Exchange-Traded Funds – (3.0)%
(2,000)	ARK Innovation ETF (j)	(95,160)
(1,650)	Global X Copper Miners ETF	(64,465)

	Total Exchange-Traded Funds (Proceeds $195,542)	(159,625)

SEE GLOSSARY ON PAGE 4 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 2

Investment Portfolio (Unaudited) (concluded)

As of March 31, 2025	NexPoint Climate Tech Fund

Shares		Value ($)
Common Stock – (12.2)%
INDUSTRIALS – (7.3)%
(1,100)	EnerSys	(100,738)
(800)	Generac Holdings, Inc. (j)	(101,320)
(7,000)	Joby Aviation, Inc. (j)	(42,140)
(280)	Watsco, Inc.	(142,324)

		(386,522)

INFORMATION TECHNOLOGY – (1.2)%
(3,400)	JinkoSolar Holding Co, Ltd. ADR	(63,376)

MATERIALS – (3.7)%
(150)	Avery Dennison Corp.	(26,696)
(320)	Ecolab, Inc.	(81,126)
(190)	Packaging Corp of America	(37,624)
(510)	Southern Copper Corp.	(47,628)

		(193,074)

	Total Common Stock (Proceeds $619,045)	(642,972)

	Total Securities Sold Short – (15.2)% (Proceeds $814,587)	(802,597)

Other Assets & Liabilities, Net – 22.9% (k)		1,210,491

Net Assets – 100.0%		5,274,485

(a)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $3,125,697.
(b)	Non-income producing security.
(c)

Securities (or a portion of securities) on loan. As of March 31, 2025, the fair value of securities loaned was $91,487. The loaned securities were secured with cash and/or securities collateral of $96,341. Collateral is calculated based on prior day’s prices.

(d)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At March 31, 2025, these securities amounted to $376,405 or 7.1% of net assets.

(e)

Securities with a total aggregate value of $5,182, or 0.1% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Financial Statements for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(f)

Represents fair value as determined by the Investment Adviser pursuant to the policies and procedures approved by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser as “valuation designee” for the Fund pursuant to Rule 2a-5 of the Investment Company Act of 1940, as amended. The Investment Adviser considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $5,182, or 0.1% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2025. Please see Notes to Financial Statements.

(g)	Tri-Party Repurchase Agreement.
(h)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2025 was $67,475.
(i)	Rate reported is 7 day effective yield.
(j)	No dividend payable on security sold short.
(k)	As of March 31, 2025, $802,792 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

SEE GLOSSARY ON PAGE 4 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 3

GLOSSARY: (abbreviations that are used in the preceding statements)

Other Abbreviations:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 4

Statement of Assets and Liabilities

As of March 31, 2025 (unaudited)	NexPoint Funds II

NexPoint Climate Tech Fund ($)
Assets
Investments, at value†	4,707,536
Cash equivalent (Note 2)	91,580
Repurchase agreements, at value	67,475
Cash	2,491
Restricted Cash — Securities Sold Short (Note 2)	802,792
Due from broker	2,729
Foreign tax reclaim receivable	5,076
Receivable for
Investment sold	1,463,500
Dividends and interest	6,762
Investment advisory and administration fees (Note 6)	17,771
Fund shares sold	1,060
Prepaid expenses and other assets	33,193

Total assets	7,201,965

Liabilities:
Securities sold short, at value (Note 2) (Proceeds from securities sold short $814,587)	802,597
Due to broker for securities sold short	950,006
Due to custodian	6
Payable for
Collateral from securities loaned (Note 4)	67,475
Transfer agent fees	19,629
Investment advisory and administration fees	17,771
Audit fees	15,956
Accounting services fees	14,659
Fund shares redeemed	14,062
Printing fees	10,461
Custody fees	3,699
Distribution and shareholder servicing fees (Note 6)	1,251
Accrued dividends on securities sold short	446
Trustees fees	427
Accrued expenses and other liabilities	9,035

Total liabilities	1,927,480

Net Assets	5,274,485

Net Assets Consist of:
Paid-in capital	23,353,153
Total accumulated loss	(18,078,668)

Net Assets	5,274,485

Investments, at cost	6,924,490
Cash equivalents, at cost (Note 2)	91,580
Repurchase agreements, at cost	67,475
Foreign currency, at cost	(5)
† Includes fair value of securities on loan	91,487

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 5

Statement of Assets and Liabilities (concluded)

As of March 31, 2025 (unaudited)	NexPoint Funds II

NexPoint Climate Tech Fund ($)
Class A:
Net assets	4,235,687
Shares outstanding ($0.001 par value; unlimited shares authorized)	827,614
Net asset value per share(a)(b)	5.12
Maximum offering price per share(c)	5.43
Class C:
Net assets	371,236
Shares outstanding ($0.001 par value; unlimited shares authorized)	135,199
Net asset value and offering price per share(a)	2.75
Class Y:
Net assets	667,562
Shares outstanding ($0.001 par value; unlimited shares authorized)	113,127
Net asset value, offering and redemption price per share	5.90

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).
(b)	Purchases without an initial sales charge of $1,000,000 or more are subject to a 0.50% CDSC if redeemed within one year of purchase.
(c)	The sales charge is 5.75%. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 6

Statement of Operations

For the six months ended March 31, 2025 (unaudited)	NexPoint Funds II

NexPoint Climate Tech Fund ($)
Investment Income:
Income:
Dividends from unaffiliated issuers	52,036
Securities lending income (Note 4)	43
Interest from unaffiliated issuers	20,742
Less: Foreign taxes withheld	628

Total income	73,449

Expenses:
Investment advisory (Note 6)	29,411
Distribution and shareholder service fees: (Note 6)
Class A	6,191
Class C	2,078
Accounting services fees	15,461
Transfer agent fees	51,716
Legal fees	4,177
Registration fees	30,497
Audit fees and tax compliance	15,957
Insurance	1,152
Trustees fees (Note 6)	1,440
Reports to shareholders	21,462
Professional fees	2,493
Custodian/wire agent fees	6,602
Dividends and fees on securities sold short (Note 2)	10,281
Other	3,688

Total expenses before waiver and reimbursement	202,606
Less: Expenses waived or borne by the adviser and administrator	(148,452)

Net expenses	54,154

Net investment income	19,295

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Investments from unaffiliated issuers	425,308
Securities sold short (Note 2)	45,194
Foreign currency related transactions	(1,328)

Net realized gain	469,174

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,217,077)
Securities sold short (Note 2)	117,285
Foreign currency related translations	(2,110)

Net change in unrealized appreciation (depreciation)	(1,101,902)

Net realized and unrealized gain (loss)	(632,728)

Total decrease in net assets resulting from operations	(613,433)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 7

Statements of Changes in Net Assets

NexPoint Funds II

	NexPoint Climate Tech Fund
	Six Months Ended March 31, 2025 (unaudited) ($)	Year Ended September 30, 2024 ($)
Increase (Decrease) in Net Assets Resulting from
Operations:
Net investment income	19,295	85,298
Net realized gain (loss)	469,174	(346,211)
Net change in unrealized appreciation (depreciation)	(1,101,902)	424,947

Net increase (decrease) in net assets resulting from operations	(613,433)	164,034

Distributions:
Class A	(85,325)	—
Return of Capital from Class A	—	—
Class C	(10,340)	—
Return of Capital from Class C	—	—
Class Y	(14,598)	—
Return of Capital from Class Y	—	—

Decrease resulting from distributions	(110,263)	—

Increase (decrease) in net assets from operations and distributions	(723,696)	164,034

Share transactions:
Proceeds from sale of shares
Class A	5,030	25,268
Class C	1,000	5,000
Class Y	15,424	77,754
Value of distributions reinvested
Class A	79,469	—
Class C	10,323	—
Class Y	14,573	—
Cost of shares redeemed
Class A	(626,352)	(1,359,327)
Class C	(34,513)	(162,242)
Class Y	(239,241)	(286,858)

Net decrease from shares transactions	(774,287)	(1,700,405)

Total decrease in net assets	(1,497,983)	(1,536,371)

Net Assets
Beginning of period	6,772,468	8,308,839

End of period	5,274,485	6,772,468

CAPITAL STOCK ACTIVITY – SHARES

Class A:
Shares sold	892	4,601
Issued for distribution reinvested	14,528	—
Shares redeemed	(110,837)	(243,816)

Net decrease in fund shares	(95,417)	(239,215)

Class C:
Shares sold	322	1,724
Issued for distribution reinvested	3,511	—
Shares redeemed	(10,971)	(53,394)

Net decrease in fund shares	(7,138)	(51,670)

Class Y:
Shares sold	2,391	12,254
Issued for distribution reinvested	2,309	—
Shares redeemed	(36,473)	(45,515)

Net decrease in fund shares	(31,773)	(33,261)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 8

Statement of Cash Flows

For the six months ended March 31, 2025 (unaudited)	NexPoint Climate Tech Fund

($ )
Cash Flows (Used In)/Provided By Operating Activities:
Net increase in net assets resulting from operations	(613,433)

Adjustments to Reconcile Increase in Net Assets to Net Cash (Used In)/Provided By Operating Activities:
Purchases of investment securities from unaffiliated issuers	(1,458,115)
Proceeds from disposition of investment securities from unaffiliated issuers	2,409,597
Purchases of repurchase agreements, net	(67,468)
Proceeds from securities sold short	270,146
Purchases to cover securities sold short	(337,928)
Amortization (Accretion of Market Discount)	(22,702)
Net realized (gain) loss on Investments from unaffiliated issuers	(425,308)
Net realized (gain) loss on securities sold short, written options contracts and foreign currency related transactions	(43,866)
Net change in unrealized (appreciation) depreciation on unaffiliated investments, securities sold short, written options contracts and foreign currency related transactions	1,101,902
(Increase) Decrease in due from broker	(1,937)
(Increase) Decrease in receivable for dividends and interest	7,169
(Increase) Decrease in foreign tax reclaim receivable	(514)
(Increase) Decrease in receivable from related parties	6,030
(Increase) Decrease in prepaid expenses and other assets	139
Increase (Decrease) in payable for collateral from securities loaned	67,468
Increase (Decrease) in due to broker	(111,135)
Increase (Decrease) in due to custodian	6
Increase (Decrease) in payable for investments purchased	(181,571)
Increase (Decrease) in payable for accounting services fees	9,633
Increase (Decrease) in payable for trustee fees	249
Increase (Decrease) in payable for distribution and shareholder servicing fees	(152)
Increase (Decrease) in payable for custody fees	2,011
Increase (Decrease) in payable for transfer agent fees	2,851
Increase (Decrease) in accrued dividends on short sales	26
Increase (Decrease) in accrued audit fees	15,956
Increase (Decrease) in payable for printing fees	(7,767)
Increase (Decrease) in accrued expenses and other liabilities	(1,791)

Net cash flow provided by operating activities	619,496

Cash Flows (Used In)/Provided By Financing Activities:
Distributions paid in cash	(5,898)
Payments of shares redeemed	(886,044)
Proceeds from shares sold	20,394

Net cash flow used in financing activities	(871,548)

Effect of exchange rate changes on cash	(3,438)

Net Decrease in Cash, Cash Equivalents and Restricted Cash	(255,490)

Cash Equivalent, Cash, Restricted Cash, and Foreign Currency:
Beginning of period	1,152,353

End of period	896,863

End of Period Cash Balances:
Cash equivalent	91,580
Cash	2,491
Restricted Cash	802,792

End of period	896,863

Supplemental Disclosure of Cash Flow Information:
Reinvestment of distributions	104,365

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 9

Financial Highlights

NexPoint Climate Tech Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2025 (unaudited)	For the Years Ended September 30,
		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$5.80	$5.64	$6.59	$7.15	$4.19	$12.05

Income from Investment Operations:

Net investment income (loss)(a)	0.02	0.07	0.02	(0.01)	(0.01)	(0.03)

Net realized and unrealized gain (loss)	(0.60)	0.09	(0.97)	(0.55)	3.04	(6.70)

Total from Investment Operations	(0.58)	0.16	(0.95)	(0.56)	3.03	(6.73)

Less Distributions Declared to shareholders:

From net investment income	(0.10)	—	—	—	(0.05)	—

From net realized gains	—	—	—	—	—	(1.13)

From return of capital	—	—	—	—	(0.02)	—

Total distributions declared to shareholders	(0.10)	—	—	—	(0.07)	(1.13)

Net Asset Value, End of Period(b)	$5.12	$5.80	$5.64	$6.59	$7.15	$4.19

Total Return(b)(c)	(10.15)%	2.84%	(14.42)%	(7.83)%	72.74%	(61.72)%

Ratios to Average Net Assets:(d)

Net Assets, End of Period (000’s)	$4,236	$5,356	$6,556	$10,664	$11,672	$9,059

Gross expenses(e)	6.52%	6.19%	4.57%	3.25%	3.33%	4.28%

Net investment income (loss)	0.64%	1.18%	0.36%	(0.13)%	(0.13)%	(0.36)%

Portfolio turnover rate	26%	65%	119%	32%	—%	15%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Supplemental expense ratios are shown below:

Supplemental Expense Ratios:

	For the Six Months Ended March 31, 2025 (unaudited)	For the Years Ended September 30,
		2024	2023	2022	2021	2020

Net expenses (net of waiver/reimbursement, if applicable, but gross of all other expenses)	1.73%	1.71%	1.60%	1.26%	1.45%	2.33%

Interest expense and commitment fees	—	—	—	0.03%	0.17%	0.93%

Dividends and fees on securities sold short	0.33%	0.31%	0.26%	0.03%	—	—

Amounts designated as “—” are zero or have been rounded to zero.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 10

Financial Highlights (continued)

NexPoint Climate Tech Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2025 (unaudited)	For the Years Ended September 30,
		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$3.15	$3.09	$3.63	$3.97	$2.34	$7.27

Income from Investment Operations:

Net investment income (loss)(a)	—	0.01	(0.01)	(0.04)	(0.03)	(0.05)

Net realized and unrealized gain (loss)	(0.32)	0.05	(0.53)	(0.30)	1.69	(3.75)

Total from Investment Operations	(0.32)	0.06	(0.54)	(0.34)	1.66	(3.80)

Less Distributions Declared to shareholders:

From net investment income	(0.08)	—	—	—	(0.02)	—

From net realized gains	—	—	—	—	—	(1.13)

From return of capital	—	—	—	—	(0.01)	—

Total distributions declared to shareholders	(0.08)	—	—	—	(0.03)	(1.13)

Net Asset Value, End of Period(b)	$2.75	$3.15	$3.09	$3.63	$3.97	$2.34

Total Return(b)(c)	(10.38)%	1.94%	(14.88)%	(8.56)%	71.54%	(62.04)%

Ratios to Average Net Assets:(d)

Net Assets, End of Period (000’s)	$371	$448	$599	$809	$1,006	$833

Gross expenses(e)	7.27%	6.90%	5.37%	4.00%	4.08%	5.03%

Net investment income (loss)	(0.10)%	0.42%	(0.42)%	(0.88)%	(0.87)%	(1.06)%

Portfolio turnover rate	26%	65%	119%	32%	–%	15%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Supplemental expense ratios are shown below:

Supplemental Expense Ratios:

	For the Six Months Ended March 31, 2025 (unaudited)	For the Years Ended September 30,
		2024	2023	2022	2021	2020

Net expenses (net of waiver/reimbursement, if applicable, but gross of all other expenses)	2.47%	2.46%	2.36%	2.01%	2.20%	3.08%

Interest expense and commitment fees	—	—	—	0.03%	0.17%	0.93%

Dividends and fees on securities sold short	0.33%	0.31%	0.26%	0.03%	—	—

Amounts designated as “—” are zero or have been rounded to zero.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 11

Financial Highlights (concluded)

NexPoint Climate Tech Fund, Class Y

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2025 (unaudited)	For the Years Ended September 30,
		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$6.68	$6.48	$7.54	$8.17	$4.78	$13.56

Income from Investment Operations:

Net investment income(a)	0.03	0.09	0.03	0.01 (b)	0.01 (b)	0.01

Net realized and unrealized gain (loss)	(0.70)	0.11	(1.09)	(0.64)	3.46	(7.66)

Total from Investment Operations	(0.67)	0.20	(1.06)	(0.63)	3.47	(7.65)

Less Distributions Declared to shareholders:

From net investment income	(0.11)	—	—	—	(0.05)	—

From net realized gains	—	—	—	—	—	(1.13)

From return of capital	—	—	—	—	(0.03)	—

Total distributions declared to shareholders	(0.11)	—	—	—	(0.08)	(1.13)

Net Asset Value, End of Period(c)	$5.90	$6.68	$6.48	$7.54	$8.17	$4.78

Total Return(c)(d)	(10.09)%	3.09%	(14.06)%	(7.71)%	73.28%	(61.63)%

Ratios to Average Net Assets:(e)

Net Assets, End of Period (000’s)	$667	$968	$1,155	$2,407	$2,268	$1,634

Gross expenses(f)	6.26%	5.94%	4.27%	3.00%	3.08%	4.03%

Net investment income	0.90%	1.37%	0.45%	0.14%	0.11%	0.08%

Portfolio turnover rate	26%	65%	119%	32%	—%	15%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)

The per share amount for net investment income (loss) between classes does not accord to the aggregate net investment income (loss) for the period due to class specific distribution and shareholder service fees charged to Class A and Class C (see Note 6).

(c)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(d)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

Supplemental Expense Ratios:

	For the Six Months Ended March 31, 2025 (unaudited)	For the Years Ended September 30,
		2024	2023	2022	2021	2020

Net expenses (net of waiver/reimbursement, if applicable, but gross of all other expenses)	1.48%	1.46%	1.34%	1.01%	1.20%	2.08%

Interest expense and commitment fees	—	—	—	0.03%	0.17%	0.93%

Dividends and fees on securities sold short	0.33%	0.31%	0.26%	0.03%	—	—

Amounts designated as “—” are zero or have been rounded to zero.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 12

Notes to Financial Statements (unaudited)

March 31, 2025	NexPoint Funds II

Note 1. Organization

NexPoint Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with one portfolio offered as of March 31, 2025, that is diversified. This report covers information for the six months ended March 31, 2025 for the NexPoint Climate Tech Fund (the “Fund”).

Fund Shares

The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share (each a “Share” and collectively, the “Shares”). The Fund currently offers the following three share classes to investors, Class A, Class C, and Class Y Shares. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which the expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

Class A Shares are sold with a front-end sales charge. Maximum sales load imposed on purchases of Class A Shares (as a percentage of offering price) is as follows:

%

NexPoint Climate Tech Fund	5.75

There is no front-end sales charge imposed on individual purchases of Class A Shares of $1 million or more. Purchases of $1 million or more of Class A Shares at net asset value (“NAV”) pursuant to a sales charge waiver are subject to a 0.50% contingent deferred sales charge (“CDSC”) if redeemed within one year of purchase. The front-end sales charge is also waived in other instances as described in the Fund’s prospectus.

Class C Shares may be subject to a CDSC. The maximum CDSC imposed on redemptions of Class C Shares is 1.00% within the first year of purchase and 0.00% thereafter.

No front-end or CDSCs are assessed by the Trust with respect to Class Y Shares of the Fund.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Segment Reporting

The Fund adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is NexPoint Asset Management, L.P. (“NexPoint” or the “Investment Adviser”) through its management, investment, and operating functions, which is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights.

Use of Estimates

The Fund is an investment company that follows the investment company accounting and reporting guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services — Investment Companies applicable to investment companies. The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require NexPoint

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION | 13

Notes to Financial Statements (unaudited) (continued)

March 31, 2025	NexPoint Funds II

Asset Management, L.P. (“NexPoint” or the “Investment Adviser”) to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Determination of Class Net Asset Values

The Fund’s income, expenses (other than distribution fees and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day among the Fund’s respective share classes based upon the relative net assets of each share class. Certain class specific expenses (such as distribution and shareholder service fees) are allocated to the class that incurs such expense.

Valuation of Investments

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board”) has designated NexPoint as the Fund’s valuation designee to perform the fair valuation determination for securities and other assets held by the Fund. NexPoint acting through its “Valuation Committee”, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of NexPoint and certain of NexPoint’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee NexPoint’s fair value determinations.

The Fund’s investments are recorded at fair value. In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (“NYSE”), National Association of Securities Dealers Automated Quotation (“NASDAQ”) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies and procedures established by NexPoint and approved by the Board. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability to provide appropriate pricing services.

Securities for which market quotations are not readily available, or for which the Fund has determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV) will be valued by the Fund at fair value, as determined by the Valuation Committee in good faith in accordance with policies and procedures established by NexPoint and approved by the Board, taking into account factors reasonably determined to be relevant, including, but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Valuation Committee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund. The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION | 14

Notes to Financial Statements (unaudited) (continued)

March 31, 2025	NexPoint Funds II

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to its fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —

Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —

Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Valuation Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Valuation Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2025, the Fund’s investments consisted of common stocks, preferred stocks, master limited partnerships, exchange-traded funds, corporate obligations, convertible bonds, rights, warrants, repurchase agreements, cash equivalents, and securities sold short.

The fair value of the Fund’s common stocks and preferred stocks, that are not actively traded on national exchanges, are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Repurchase agreements are priced at their acquisition cost, which represents fair value.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise be less liquid than publicly traded securities.

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION | 15

Notes to Financial Statements (unaudited) (continued)

March 31, 2025	NexPoint Funds II

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s assets and liabilities as of March 31, 2025 is as follows:

	Total value at March 31, 2025 ($)	Level 1 Quoted Price ($)	Level 2 Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs(1) ($)

NexPoint Climate Tech Fund

Assets

Common Stock

Consumer Discretionary	193,965	193,965	—	—

Consumer Staples	281,589	281,589	—	—

Energy	397,656	397,656	—	—

Industrials	588,504	588,504	—	—

Information Technology	121,813	121,813	—	—

Materials	1,042,387	1,042,387	—	—

Utilities	1,183,611	1,183,611	—	—

Corporate Obligations	376,405	—	376,405	—

Preferred Stock

Utilities	292,536	—	292,536	—

Master Limited Partnerships

Energy	187,238	187,238	—	—

Convertible Bonds

Utilities	35,000	—	35,000	—

Rights

Healthcare	5,182	—	—	5,182

Warrants

Energy	1,650	—	1,650	—

Repurchase Agreements	67,475	67,475	—	—

Cash Equivalents

Money Market Funds	91,580	91,580	—	—

Total Assets	4,866,591	4,155,818	705,591	5,182

Liabilities

Securities Sold Short

Exchange-Traded Funds	(159,625)	(159,625)	—	—

Common Stock

Industrials	(386,522)	(386,522)	—	—

Information Technology	(63,376)	(63,376)	—	—

Materials	(193,074)	(193,074)	—	—

Total Liabilities	(802,597)	(802,597)	—	—

Total	4,063,994	3,353,221	705,591	5,182

(1)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION | 16

Notes to Financial Statements (unaudited) (continued)

March 31, 2025	NexPoint Funds II

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates without observable inputs and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

For the six months ended March 31, 2025, there were no transfers in to/out of Level 3 for the Fund. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Return of Capital Reclassification

Adjustment to income is associated with return of capital from income received in prior period. Information related to these adjustments was not received until after the finalization of the prior period financial statements.

Income Recognition

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available and is verified. Interest income is recorded on the accrual basis.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

U.S. Federal Income Tax Status

The Fund is treated as a separate taxpayer for U.S. federal income tax purposes. The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Fund intends to distribute, in each calendar year, all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Investment Adviser has analyzed the Fund’s tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Fund’s financial statements. The Fund’s U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Furthermore, the Investment Adviser of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to Shareholders

The Fund typically declares and pays dividends from investment income annually. The Fund typically declares and pays distributions from net realized capital gains in excess of capital loss carryforwards annually.

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the Fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and/or sub-custodian bank(s), cash equivalents and restricted cash held at broker(s).

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of three months or less to be cash equivalents. The Fund also considers money market instruments that invest in cash equivalents to be cash equivalents. These investments represent amounts held with financial institutions that

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION | 17

Notes to Financial Statements (unaudited) (continued)

March 31, 2025	NexPoint Funds II

are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates fair value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report. These balances may exceed the federally insured limits under the Federal Deposit Insurance Corporation (“FDIC”).

Foreign Currency

Accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains and losses. Realized gains and losses and unrealized appreciation and depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Securities Sold Short

The Fund may sell securities short. A security sold short is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, the Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Securities and cash held as collateral for securities sold short are shown on the Investment Portfolio for the Fund. Cash held as collateral for securities sold short is classified as restricted cash on the Statement of Assets and Liabilities, as applicable. Restricted cash in the amount of $802,792 was held with the broker for the Fund. Additionally, securities valued at $3,125,697 were posted in the Fund’s segregated account as collateral. The Fund’s loss on a short sale could be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Other Fee Income

Fee income may consist of origination/closing fees, amendment fees, administrative agent fees, transaction break-up fees and other miscellaneous fees. Origination fees, amendment fees, and other similar fees are nonrecurring fee sources. Such fees are received on a transaction by transaction basis and do not constitute a regular stream of income and are recognized when incurred.

Note 3. Derivative Transactions

The Fund is subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing its investment objectives. The Fund may enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Options

The Fund may utilize options on securities or indices to varying degrees as part of its principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Fund may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, a Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written. If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION | 18

Notes to Financial Statements (unaudited) (continued)

March 31, 2025	NexPoint Funds II

to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss, if the premium received from a sale is less than the original premium paid.

Additional Derivative Information

The Fund is required to disclose; a) how and why an entity uses derivative instruments; b) how derivative instruments and related hedged items are accounted for; c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows; and d) how the netting of derivatives subject to master netting arrangements (if applicable) affects the net exposure of the Fund related to the derivatives.

To reduce counterparty credit risk with respect to over-the-counter (“OTC”) transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allows the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC derivative positions in forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

Certain ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically under such agreement and comparing that to the value of any collateral currently pledged by the Fund or the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported in restricted cash on the Statement of Assets and Liabilities. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The fair value of derivative instruments on the Statement of Assets and Liabilities have the following risk exposure at March 31, 2025:

Fair Value

	Asset Derivative	Liability Derivative

NexPoint Climate Tech Fund

Equity Price Risk	$—	$—

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2025, is as follows:

	Net Realized Gain/(Loss) on Derivatives		Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives

NexPoint Climate Tech Fund

Equity Price Risk	$(3,942	)(1)	$4,469	(2)

(1)	Statement of Operations location: Investments from unaffiliated issuers amounting to $(3,942).
(2)	Statement of Operations location: Investments from unaffiliated issuers amounting to $4,469.

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION | 19

Notes to Financial Statements (unaudited) (continued)

March 31, 2025	NexPoint Funds II

The average monthly volume of derivative activity for the six months ended March 31, 2025 is as follows:

	Units/ Contracts	Appreciation/ (Depreciation)

NexPoint Climate Tech Fund

Purchased Options Contracts	70	$471

Note 4. Securities Lending

The Fund has a securities lending agreement with The Bank of New York Mellon (“BNY” or the “Lending Agent”).

Securities lending transactions are entered into by the Fund under the Securities Lending Agreement, (“SLA”) which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Fund, with cash collateral of overnight maturities, which would be subject to offset as of March 31, 2025:

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount

NexPoint Climate Tech Fund	$91,487	$67,475	$24,012	$—

(1)

Collateral received in excess of fair value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statement of Assets and Liabilities.

Amount designated as "—" is $0.

The value of loaned securities and related collateral outstanding at March 31, 2025 are shown in the Investment Portfolio. The value of the collateral held may be temporarily less than that required under the lending contract. As of March 31, 2025, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Remaining Contractual Maturity of the Underlying Collateral, as of March 31, 2025

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total

NexPoint Climate Tech Fund

Repurchase Agreements	$67,475	$—	$—	$—	$67,475

U.S. Government Securities	—	—	—	28,866	28,866

Total	$67,475	$—	$—	$28,866	$96,341

Amounts designated as “—” are $0.

The Fund could seek additional income by making secured loans of its portfolio securities through its custodian. Such loans would be in an amount not greater than one-third of the value of the Fund’s total assets. BNY would charge a fund fee based on a percentage of the securities lending income.

The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day.

The Fund would receive collateral consisting of cash (U.S. and foreign currency), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, sovereign debt, convertible bonds, irrevocable bank letters of credit or such other collateral as may be agreed on by the parties to a securities lending arrangement, initially with a value of 102% or 105% of the market value of the loaned securities and thereafter maintained at a value of 100% of the market value of the loaned securities. If the collateral consists of non-cash collateral, the borrower would pay the Fund a loan premium fee. If the collateral consists of cash, BNY would reinvest the cash in repurchase agreements and money market accounts. Although voting rights, or rights to consent, with respect to the loaned securities pass to the

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION | 20

Notes to Financial Statements (unaudited) (continued)

March 31, 2025	NexPoint Funds II

borrower, the Fund would recall the loaned securities upon reasonable notice in order that the securities could be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund also could call such loans in order to sell the securities involved.

Securities lending transactions were entered into pursuant to SLA, which would provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaulted, the Fund, as a lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a SLA counterparty’s bankruptcy or insolvency. Under the SLA, the Fund can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities. The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Fund benefits from a borrower default indemnity provided by BNY. BNY’s indemnity generally provides for replacement of securities lent or the approximate value thereof.

Note 5. U.S. Federal Income Tax Information

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences may include (but are not limited to) investments organized as partnerships for tax purposes, losses deferred to off-setting positions, losses deferred due to wash sale transactions, reclass tax treatment of net operating loss. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

At September 30, 2024, the Fund’s most recent tax year end, components of distributable earnings (accumulated losses) on a tax basis is as follows:

	Undistributed Income ($)	Undistributed Long-Term Capital Gains ($)	Undistributed Tax-Exempt Income ($)	Other Temporary Differences(1) ($)	Accumulated Capital and Other Losses ($)	Net Tax Appreciation/ (Depreciation)(2) ($)	Total Distributable Earnings (Accumulated Losses) ($)

NexPoint Climate Tech Fund	93,758	—	—	(12,391)	(16,539,467)	(896,872)	(17,354,972)

(1)	Other temporary differences are comprised of straddle loss deferrals.
(2)

Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to partnerships, passive foreign investment companies, contingent payment debt instruments, and wash sale losses deferred.

Amounts designated as “—” are $0.

As of September 30, 2024, the Fund had capital loss carryovers as indicated below. The capital loss carryovers are available to offset future realized capital gains.

	No Expiration Short-Term ($)	No Expiration Long-Term ($)	Total ($)

NexPoint Climate Tech Fund	12,734,583	3,804,884	16,539,467

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION | 21

Notes to Financial Statements (unaudited) (continued)

March 31, 2025	NexPoint Funds II

There were no tax character of distributions paid during the years ended September 30, 2024 and September 30, 2023 as shown below:

Distributions Paid From:

	Ordinary Income(1) ($)	Long-Term Capital Gains ($)	Return of Capital(2) ($)

NexPoint Climate Tech Fund

2024	—	—	—

2023	—	—	—

(1)	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.
(2)	Additional Information will be distributed on Form 1099 at the end of the calendar year.

Amounts designated as “—” are $0.

The Federal tax cost and gross unrealized appreciation and depreciation on investments (including foreign currency and derivatives, if applicable) held by the Fund at March 31, 2025 were as follows:

	Gross Appreciation ($)	Gross Depreciation ($)	Net Appreciation/ (Depreciation) ($)	Federal Tax Cost ($)

NexPoint Climate Tech Fund	86,403	(2,303,357)	(2,216,954)	7,172,842

Qualified Late Year Ordinary and Post October Losses

Under current laws, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Late-Year losses represent ordinary losses realized on investment transactions from January 1, 2024 through September 30, 2024, and specified losses realized on investment transactions from November 1, 2023 through September 30, 2024. As of September 30, 2024, the fund did not elect to defer post October losses, late-year losses or specified losses.

Note 6. Advisory, Administration, Service and Distribution, Trustee, and Other Fees Investment Advisory Fees

For its investment advisory services, the Fund pays the Investment Adviser a monthly fee, computed and accrued daily, based on an annual rate of the Fund’s Average Daily Managed Assets. Average Daily Managed Assets of the Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage). The table below shows the Fund’s contractual advisory fee with NexPoint for the six months ended March 31, 2025:

Annual Fee Rate to the Investment Adviser

NexPoint Climate Tech Fund	0.95%

NexPoint has entered into a Services Agreement (the “Services Agreement”) with Skyview Group (“Skyview”), pursuant to which NexPoint will receive administrative and operational support services to enable it to provide the required advisory services to the Fund.

Certain Skyview personnel are dual-employees of NexPoint Services, Inc., a wholly-owned subsidiary of the Investment Adviser. The same services are being performed by the dual-employees. The Investment Adviser, and not the Fund, will compensate all Investment Adviser, Skyview, and dual-employee personnel who provide services to the Fund.

Administration Fees

On behalf of the Fund, the Trust has entered into an administration agreement with SEI Investments Global Funds Services (“SEI”), a wholly owned subsidiary of SEI Investments Company, and pays SEI a fee for administration services. The Investment Adviser generally assists in all aspects of the Fund’s administration and operations and furnishes offices, necessary facilities, equipment and personnel.

Expense Limits and Fee Reimbursements

The Investment Adviser has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plans under Rule 12b-1 under the 1940 Act, as amended, taxes, such as deferred tax expenses, dividend expenses on short sales, interest payments,

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION | 22

Notes to Financial Statements (unaudited) (continued)

March 31, 2025	NexPoint Funds II

brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses (collectively, the “Excluded Expenses”)) of the Fund to 1.15%, of average daily net assets attributable to any class of the Fund, (the “Expense Cap”). The Expense Cap will continue through at least January 31, 2026, and may not be terminated prior to this date without the action or consent of the Board.

Additionally, the Fund may invest in securities issued by other investment companies and exchange-traded funds (“ETFs”), including investment companies that are advised by the Investment Adviser or its affiliates, to the extent permitted by applicable law and/or pursuant to exemptive relief from the SEC. Fees and expenses of such investments will be borne by shareholders of the investing Fund. When the Fund invests in other investment companies that are advised by the Investment Adviser or its affiliates, the Investment Adviser voluntarily waives the higher of the Fund’s advisory fee or the affiliated investment company’s advisory fees, for the portion of the Fund’s assets attributable to the investment in the affiliated investment company. Voluntary amounts waived are reflected in the Statement of Operations. For the six months ended March 31, 2025, the Fund did not have voluntary waivers.

Under the expense limitation agreement, the Investment Adviser may recoup waived and/or reimbursed amounts with respect to the Fund within thirty-six months of the date such amounts were waived or reimbursed, provided the Fund’s total annual operating expenses, including such recoupment, do not exceed the Expense Cap in effect at the time of such waiver/reimbursement. On March 31, 2025 the amounts subject to possible future recoupment under the Fund’s expense limitations were as follows:

	Fiscal Years Ended September 30,
	2025 ($)	2026 ($)	2027 ($)

NexPoint Climate Tech Fund	326,235	330,065	296,903

During the six months ended March 31, 2025, the Investment Adviser did not recoup any fees previously waived or reimbursed, and $299,235 of fees previously waived and or reimbursed in the Fund by the Investment Adviser that were eligible for recoupment expired. No other amounts expired or were recouped from the Fund during the six months ended March 31, 2025.

Fees Paid to Officers and Trustees

Each Trustee who oversees all of the funds in the NexPoint Fund Complex receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the NexPoint Fund Complex based on relative net assets. The annual retainer for a Trustee who does not oversee all of the funds in the NexPoint Fund Complex is prorated based on the portion of the $150,000 annual retainer allocable to the funds overseen by such Trustee. The Chairperson of each Committee receives an additional annual payment of $10,000 and the Chairman of the Board receives an additional annual payment of $20,000 payable in quarterly installments and allocated among each portfolio in the NexPoint Fund Complex based on relative net assets. Trustees are reimbursed for actual out-of-pocket expenses relating to attendance at meetings. The “NexPoint Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser or its affiliated advisers and NexPoint Capital, Inc., a closed-end management investment company that has elected to be treated as a business development company under the 1940 Act as of the date of this report.

The Fund pays no compensation to its officers, all of whom are employees of the Investment Adviser or one of its affiliates.

The Trustees do not receive any separate compensation in connection with service on Committees or for attending Board or Committee Meetings. The Trustees do not have any pension or retirement plan.

Distribution and Shareholder Service Fees

The Fund has a distribution and shareholder service plan (each a “Plan” and collectively the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans require the payment of a monthly service fee to NexPoint Securities, Inc. (the “Underwriter”) at an annual rate of 0.25% of the average daily net assets attributable to Class A, and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.75% of the average daily net assets attributable to Class C shares. Currently Class Y shares are not subject to a 12b-1 fee. The Underwriter received $0 of front-end sales charges from the sale of Class A shares of the Fund during the six months ended March 31, 2025.

	Class A Front End Sales Charges ($)	Class C CDSC Fees ($)

NexPoint Climate Tech Fund	—	—

Amount designated as “—” is $0.

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION | 23

Notes to Financial Statements (unaudited) (continued)

March 31, 2025	NexPoint Funds II

Indemnification

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Note 7. Disclosure of Significant Risks and Contingencies

The Fund’s investments expose the Fund to various risks, certain of which are discussed below. Please refer to the Fund’s Prospectus and Statement of Additional Information for a full listing of risks associated with the Fund’s investments.

Climate Tech Companies Risk

The risk that climate tech companies may be more volatile than companies operating in more established industries. Climate tech companies are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; changes in governmental or environmental regulation; slowdowns in new construction; and seasonal weather conditions, extreme weather or other natural disasters. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies. The above factors could also impact the ability of climate tech companies to pay dividends comparable to those paid by other technology companies. The Fund’s performance relative to the market also may be impacted by whether the climate tech sector is out of favor with investors. Similarly, the Fund’s exclusion of investments in companies other than climate tech companies may adversely affect the Fund’s relative performance at times when those other types of investments are performing well.

Counterparty Risk

The risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Credit Risk

The risk that the value of debt securities owned by the Fund may be affected by the ability of issuers to make principal and interest payments and by the issuer’s or counterparty’s credit quality. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may decline. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the obligation experiencing non-payment and a potential decrease in the net asset value of the Fund.

Currency Risk

The risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

Derivatives Risk

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) derivative contracts, including options, may expire worthless and the use of derivatives may result in losses to the Fund, (3) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, (4) derivatives not traded on an exchange may be subject to credit risk, for example, if the counterparty does not meet its obligations (see also “Counterparty Risk”), and (5) derivatives not traded on an exchange may be subject to liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. In addition, changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives. The Fund’s ability to pursue its investment strategy, including its strategy of investing in certain derivative instruments, may be limited to or adversely affected by the Fund’s intention to qualify as a regulated investment company (a “RIC”).

Equity Securities Risk

The risk that stock prices will fall over short or long periods of time. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION | 24

Notes to Financial Statements (unaudited) (continued)

March 31, 2025	NexPoint Funds II

assets in the event of bankruptcy. In addition to these risks, preferred stock and convertible securities are also subject to the risk that issuers will not make payments on securities held by the Fund, which could result in losses to the Fund. The credit quality of preferred stock and convertible securities held by the Fund may be lowered if an issuer’s financial condition changes, leading to greater volatility in the price of the security.

Exchange-Traded Funds (“ETF”) Risk

The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. The value of ETFs can be expected to increase and decrease in value in proportion to increases and decreases in the indices that they are designed to track. The volatility of different index tracking stocks can be expected to vary in proportion to the volatility of the particular index they track. ETFs are traded similarly to stocks of individual companies. Although an ETF is designed to provide investment performance corresponding to its index, it may not be able to exactly replicate the performance of its index because of its operating expenses and other factors.

Focused Investment Risk

The risk that although the Fund is a diversified fund, it may invest in securities of a limited number of issuers in an effort to achieve a potentially greater investment return than a fund that invests in a larger number of issuers. As a result, price movements of a single issuer’s securities will have a greater impact on the Fund’s net asset value, causing it to fluctuate more than that of a more widely diversified fund.

Growth Investing Risk

The risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Hedging Risk

The risk that, although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

Illiquid and Restricted Securities Risk

The risk that the Investment Adviser may not be able to sell illiquid or restricted securities, such as securities issued pursuant to Rule 144A of the Securities Act of 1933, at the price it would like or may have to sell them at a loss. Securities of non-U.S. issuers, and emerging or developing markets securities in particular, are subject to greater liquidity risk.

Interest Rate Risk

The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of fixed rate securities already held by the Fund can be expected to rise. Conversely, when interest rates rise, the value of existing fixed rate portfolio securities can be expected to decline. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Leverage Risk

The Fund may use leverage in its investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Fund purchases securities with borrowed funds, its net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Fund’s use of leverage would result in a lower rate of return than if the Fund was not leveraged.

Management Risk

The risk associated with the fact that the Fund relies on the Investment Adviser’s ability to achieve its investment objective. The Investment Adviser may be incorrect in its assessment of the intrinsic value of the companies whose securities the Fund holds, which may result in a decline in the value of fund shares and failure to achieve its investment objective.

Master Limited Partnership (“MLP”) Risk

The risk of investing in MLP units, which involves some risks that differ from an investment in the equity

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION | 25

Notes to Financial Statements (unaudited) (continued)

March 31, 2025	NexPoint Funds II

securities of a company. The Fund may invest in MLP units. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of units issued by an MLP are exposed to a remote possibility of liability for all of the obligations of that MLP in certain instances. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. Additionally, a sustained reduced demand for crude oil, natural gas and refined petroleum products could adversely affect MLP revenues and cash flows and changes in the regulatory environment could adversely affect the profitability of MLPs. Investments in MLP units also present special tax risks. See “MLP Tax Risk” below.

Mid-Cap Company Risk

The risk that investing in securities of mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

MLP Tax Risk

The risk that the MLPs in which the Fund invests will fail to be treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain its partnership status, or if it is unable to do so because of tax or other law changes, it would be treated as a corporation for U.S. federal income tax purposes. In that case, the MLP would be obligated to pay U.S. federal income tax (as well as state and local taxes) at the entity level on its taxable income, and distributions received by the Fund would be characterized as dividend income to the extent of the MLP’s current and accumulated earnings and profits for federal tax purposes. The classification of an MLP as a corporation for U.S. federal income tax purposes could have the effect of reducing the amount of cash available for distribution by the MLP and the value of the Fund’s investment in any such MLP. As a result, the value of the Fund’s shares and the cash available for distribution to Fund shareholders could be reduced.

Non-U.S. Securities Risk

The risk associated with investing in non-U.S. issuers. Investments in securities of non-U.S. issuers involve certain risks not involved in domestic investments (for example, fluctuations in foreign exchange rates (for non-U.S. securities not denominated in U.S. dollars); future foreign economic, financial, political and social developments; nationalization; exploration or confiscatory taxation; smaller markets; different trading and settlement practices; less governmental supervision; and different accounting, auditing and financial recordkeeping standards and requirements) that may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These risks are magnified for investments in issuers tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets. In addition, certain investments in non-U.S. securities may be subject to foreign withholding and other taxes on interest, dividends, capital gains or other income or proceeds. Those taxes will reduce the Fund’s yield on any such securities. See the “Taxation” section below.

Operational and Technology Risk

The risk that cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Other Investment Companies Risk

The risk that when the Fund invests a portion of its assets in investment companies, including open-end funds, closed-end funds, ETFs and other types of investment companies, those assets will be subject to the risks of the purchased investment companies’ portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the Fund’s expenses, but also indirectly the expenses of the purchased investment companies. Risks associated with investments in closed-end funds also generally include market risk, leverage risk, risk of market price discount from NAV, risk of anti-takeover provisions and non-diversification.

Portfolio Turnover Risk

The risk that the Fund’s high portfolio turnover will increase the Fund’s transaction costs and may result in increased realization of net short-term capital gains

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION | 26

Notes to Financial Statements (unaudited) (continued)

March 31, 2025	NexPoint Funds II

(which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance. During the last fiscal year, the Fund experienced a high portfolio turnover rate.

Real Estate Securities Risk

The risk that an investment in real estate securities will be closely linked to the performance of the real estate markets. Property values or income may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

REIT-Specific Risk

The risk that an investment in the stocks of REITs will decline because of adverse developments affecting the real estate industry and real property values. An investment in a REIT also may be adversely affected or lost if the REIT fails to qualify as a REIT for tax purposes. In the event an investment fails to qualify as a REIT for tax purposes, the REIT will be subject to U.S. federal income tax (as well as state and local taxes) as a C corporation. The resulting corporate taxes could reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions. REITs are also subject to heavy cash flow dependency, defaults by borrowers and liquidity risk. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemption from registration under the 1940 Act.

Securities Lending Risk

The Fund may make secured loans of its portfolio securities. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned, losses in the investment of collateral, and loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Securities Market Risk

The risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause volatility, illiquidity or other potentially adverse effects in the financial markets. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously. Many factors can affect this value and you may lose money by investing in the Fund.

Short Sales Risk

The risk of loss associated with any appreciation on the price of a security borrowed in connection with a short sale. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” involve unlimited loss potential since the market price of securities sold short may continuously increase.

Small-Cap Company Risk

The risk that investing in the securities of small-cap companies either directly or indirectly through investments in ETFs, closed-end funds or mutual funds may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Swaps Risk

The risk involves both the risks associated with an investment in the underlying investments or instruments (including equity investments) and counterparty risk. In a standard OTC swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount calculated based on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investments in securities, because swaps may be leveraged and OTC swaps are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. Certain swap transactions, including certain classes of interest rate swaps and index credit

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION | 27

Notes to Financial Statements (unaudited) (concluded)

March 31, 2025	NexPoint Funds II

default swaps, may be subject to mandatory clearing and exchange trading, although the swaps in which the Fund will invest are not currently subject to mandatory clearing and exchange trading. The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund.

Value Investing Risk

The risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Note 8. Investment Transactions Purchases & Sales of Securities

The cost of purchases and the proceeds from sales of investments, other than short-term securities and short-term options, for the six months ended March 31, 2025, were as follows:

	U.S Government Securities		Other Securities

	Purchases ($)	Sales ($)	Purchases ($)	Sales ($)

NexPoint Climate Tech Fund	—	—	1,458,115	2,409,597

Amounts designated as “—” are $0.

For the six months ended March 31, 2025 the Fund did not have any purchases or sales of U.S Government Securities.

Note 9. Affiliated Issuers

Under Section 2 (a) (3) of the 1940 Act, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. For the six months ended March 31, 2025, the Fund did not hold affiliated securities.

Note 10. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events to report which have not already been recorded or disclosed in these financial statements and accompanying notes.

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION | 28

Additional Information (unaudited)

March 31, 2025	NexPoint Funds II

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund is made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION | 29

Other Information (Form N-CSRS Items 8-11) (unaudited)

March 31, 2025	NexPoint Funds II

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration items are included as part of the Financial Statements filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION | 30

Important Information About This Report

Investment Adviser

NexPoint Asset Management, L.P.

300 Crescent Court, Suite 700

Dallas, TX 75201

Transfer Agent

SS&C Technologies, Inc.

430 W. 7th Street, Suite 219424

Kansas City, Missouri 64105-1407

Underwriter

NexPoint Securities, Inc.

200 Crescent Court, Suite 700

Dallas, TX 75201

Custodian

Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

Fund Counsel

K&L Gates LLP

1 Congress St., Suite 2900

Boston, MA 02114-2023

This report has been prepared for shareholders of NexPoint Climate Tech Fund. For additional information regarding how to access the Fund’s shareholder reports, or to request paper copies by mail, please call shareholder services at 1-877-665-1287.

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION | 31

NexPoint Funds II

c/o SS&C Technologies, Inc.

430 W 7th Street Suite 219424

Kansas City, MO 64105-1407

NexPoint Funds II

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION,

MARCH 31, 2025

www.nexpointassetmgmt.com	NFII-SAR-3/25

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to NexPoint Funds II’s (“the Registrant”) Board of Trustees.

Item 16.	Controls and Procedures.

(a)

Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 (the “Exchange Act”) and the 1940 Act is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEXPOINT FUNDS II

By (Signature and Title):	/s/ Frank Waterhouse
Frank Waterhouse
Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Date: June 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following person(s) on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Frank Waterhouse
Frank Waterhouse
Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Date: June 9, 2025